Financial Instruments (Details) - Schedule of contractual repayment dates of financial liabilities ₪ in Millions	Dec. 31, 2019 ILS (₪)
Gross carrying amount [member]
Non-derivative financial liabilities
Trade and other payables	₪ 1,270
Bank loans	3,386
Debentures	8,033
Total	12,689
Financial liabilities for derivative instruments	122
Forward contracts on the Israeli CPI	12,811
Gross carrying amount [member] | Company [Member]
Non-derivative financial liabilities
Trade and other payables	14
Debentures	1,861
Total	1,875
Contractual Cash Flow [Member]
Non-derivative financial liabilities
Trade and other payables	1,270
Bank loans	3,942
Debentures	9,426
Total	14,638
Financial liabilities for derivative instruments	122
Forward contracts on the Israeli CPI	14,760
Contractual Cash Flow [Member] | Company [Member]
Non-derivative financial liabilities
Trade and other payables	14
Debentures	2,419
Total	2,433
First Half Year [Member]
Non-derivative financial liabilities
Trade and other payables	1,209
Bank loans	316
Debentures	114
Total	1,639
Financial liabilities for derivative instruments	4
Forward contracts on the Israeli CPI	1,643
First Half Year [Member] | Company [Member]
Non-derivative financial liabilities
Trade and other payables	14
Debentures	32
Total	46
Second Half Year [Member]
Non-derivative financial liabilities
Trade and other payables	61
Bank loans	204
Debentures	694
Total	959
Financial liabilities for derivative instruments	53
Forward contracts on the Israeli CPI	1,012
Second Half Year [Member] | Company [Member]
Non-derivative financial liabilities
Trade and other payables
Debentures	39
Total	39
2021 [Member]
Non-derivative financial liabilities
Trade and other payables
Bank loans	448
Debentures	811
Total	1,259
Financial liabilities for derivative instruments	29
Forward contracts on the Israeli CPI	1,288
2021 [Member] | Company [Member]
Non-derivative financial liabilities
Trade and other payables
Debentures	78
Total	78
2022 - 2024 [Member]
Non-derivative financial liabilities
Trade and other payables
Bank loans	1,341
Debentures	5,331
Total	6,672
Financial liabilities for derivative instruments	34
Forward contracts on the Israeli CPI	6,706
2022 - 2024 [Member] | Company [Member]
Non-derivative financial liabilities
Trade and other payables
Debentures	2,270
Total	2,270
2025 [Member]
Non-derivative financial liabilities
Trade and other payables
Bank loans	1,633
Debentures	2,476
Total	4,109
Financial liabilities for derivative instruments	2
Forward contracts on the Israeli CPI	₪ 4,111